UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2018

Date of reporting period:  November 30, 2017

Item 1. Schedule of Investments.

Geneva Advisors All Cap Growth Fund
Schedule of Investments
November 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.25%
Aerospace & Defense - 0.78%
Huntington Ingalls Industries, Inc.	4,987	$1,205,208
Banks - 2.54%
First Republic Bank	27,580	2,634,993
Independent Bank Group, Inc.	19,023	1,310,685
		3,945,678
Biotechnology - 0.73%
Celgene Corp. (a)	11,204	1,129,699
Building Products - 2.26%
AO Smith Corp.	55,394	3,513,088
Capital Markets - 8.66%
MarketAxess Holdings, Inc.	23,394	4,568,146
S&P Global, Inc.	32,074	5,307,606
The Charles Schwab Corp.	73,075	3,565,329
		13,441,081
Chemicals - 5.11%
Ecolab, Inc.	17,792	2,418,288
The Sherwin-Williams Co.	13,790	5,508,002
		7,926,290
Commercial Services & Supplies - 1.30%
Healthcare Services Group, Inc.	38,969	2,023,660
Communications Equipment - 3.44%
Arista Networks, Inc. (a)	22,901	5,338,681
Containers & Packaging - 1.38%
Berry Global Group, Inc. (a)	35,706	2,134,148
Diversified Consumer Services - 2.49%
Bright Horizons Family Solutions, Inc. (a)	43,525	3,871,549
Diversified Financial Services - 8.59%
Alliance Data Systems Corp.	9,111	2,179,989
FleetCor Technologies, Inc. (a)	14,960	2,720,775
Mastercard, Inc.	56,022	8,429,630
		13,330,394
Health Care Equipment & Supplies - 17.76%
ABIOMED, Inc. (a)	6,649	1,295,491
Align Technology, Inc. (a)	36,445	9,507,771
DENTSPLY SIRONA, Inc.	21,732	1,456,261
Edwards Lifesciences Corp. (a)	36,384	4,264,205
Heska Corp. (a)	10,281	882,418
IDEXX Laboratories, Inc. (a)	25,795	4,034,596
Intuitive Surgical, Inc. (a)	15,329	6,128,228
		27,568,970
Hotels, Restaurants & Leisure - 1.99%
Starbucks Corp.	53,436	3,089,670
Household Durables - 1.78%
Mohawk Industries, Inc. (a)	9,788	2,766,187
Internet & Direct Marketing Retail - 7.94%
Amazon.com, Inc. (a)	10,466	12,315,866
Internet Software & Services - 8.77%
Facebook, Inc. - Class A (a)	44,387	7,864,489
Tencent Holdings Ltd. - ADR	112,413	5,752,735

		13,617,224
IT Services - 2.67%
Gartner, Inc. (a)	34,229	4,137,944
Life Sciences Tools & Services - 2.55%
Thermo Fisher Scientific, Inc.	20,500	3,951,580
Machinery - 1.20%
The Middleby Corp. (a)	14,590	1,860,517

Professional Services - 1.57%
IHS Markit Ltd. (a)(b)	54,483	2,431,031
Semiconductors & Semiconductor Equipment - 2.32%
Applied Materials, Inc.	46,049	2,430,006
ASML Holding NV - ADR	6,710	1,177,739
		3,607,745
Software - 10.42%
Adobe Systems, Inc. (a)	24,994	4,535,661
Guidewire Software, Inc. (a)	30,597	2,276,111
salesforce.com, Inc. (a)	14,467	1,509,197
SS&C Technologies Holdings, Inc.	85,634	3,535,828
Tyler Technologies, Inc. (a)	23,579	4,313,071
		16,169,868
TOTAL COMMON STOCKS (Cost $83,281,095)		149,376,078

REAL ESTATE INVESTMENT TRUSTS - 2.92%
CoreSite Realty Corp.	20,993	2,382,286
Equinix, Inc.	4,617	2,144,550
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,902,391)		4,526,836

SHORT-TERM INVESTMENTS - 0.82%
Money Market Fund - 0.82%
Fidelity Institutional Government Portfolio - Institutional Class, 0.970% (c)	1,278,334	1,278,334
TOTAL SHORT-TERM INVESTMENTS (Cost $1,278,334)		1,278,334

Total Investments (Cost $87,461,820) - 99.99%		155,181,248
Other Assets in Excess of Liabilities - 0.01%		20,192
TOTAL NET ASSETS - 100.00%		$155,201,440

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Seven day yield as of November 30, 2017.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by AT Investment Advisers, Inc.

Geneva Advisors Equity Income Fund
Schedule of Investments
November 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 84.06%
Aerospace & Defense - 2.09%
Raytheon Co.	12,206	$2,333,177
Air Freight & Logistics - 1.62%
United Parcel Service, Inc. - Class B	14,868	1,805,719
Banks - 9.03%
Citizens Financial Group, Inc.	87,646	3,567,192
JPMorgan Chase & Co.	62,336	6,515,359
		10,082,551
Building Products - 1.50%
Johnson Controls International PLC (a)	44,443	1,672,833
Capital Markets -9.20%
BlackRock, Inc.	3,416	1,712,065
CME Group, Inc.	24,914	3,725,640
The Blackstone Group LP	152,197	4,827,689
		10,265,394
Chemicals - 1.47%
Monsanto Co.	13,864	1,640,666
Commercial Services & Supplies - 1.52%
Healthcare Services Group, Inc.	32,654	1,695,722
Containers & Packaging - 1.58%
Avery Dennison Corp.	15,471	1,765,551
Electric Utilities - 4.12%
Brookfield Infrastructure Partners LP (a)	107,216	4,593,133
Health Care Equipment & Supplies - 6.55%
Abbott Laboratories	56,944	3,209,933
Becton, Dickinson & Co.	17,982	4,103,672
		7,313,605
Health Care Providers & Services - 4.72%
Anthem, Inc.	22,403	5,263,809
Hotels, Restaurants & Leisure -3.83%
McDonald's Corp.	8,138	1,399,492
Starbucks Corp.	49,728	2,875,273
		4,274,765
Household Durables - 1.34%
Whirlpool Corp.	8,891	1,498,756
Industrial Conglomerates - 1.37%
Honeywell International, Inc.	9,795	1,527,628
Media - 4.44%
Comcast Corp. - Class A	68,213	2,560,716
Time Warner, Inc.	26,120	2,390,241
		4,950,957
Oil, Gas & Consumable Fuels - 6.08%
Enterprise Products Partners LP	106,086	2,612,898
Magellan Midstream Partners LP	50,079	3,355,293
Shell Midstream Partners LP	30,138	815,233
		6,783,424
Pharmaceuticals - 0.99%
Merck & Co., Inc.	19,882	1,098,878
Road & Rail - 0.88%
Union Pacific Corp.	7,786	984,929
Semiconductors & Semiconductor Equipment - 5.62%
Microchip Technology, Inc.	44,705	3,888,888
Texas Instruments, Inc.	24,512	2,384,772

		6,273,660
Software - 6.36%
Microsoft Corp.	84,336	7,098,561
Specialty Retail - 3.12%
The Home Depot, Inc.	19,389	3,486,530

Technology Hardware, Storage & Peripherals - 5.64%
Apple, Inc.	36,618	6,292,803
Transportation Infrastructure - 1.73%
Macquarie Infrastructure Corp.	28,983	1,935,485
TOTAL COMMON STOCKS (Cost $62,820,609)		94,638,536

REAL ESTATE INVESTMENT TRUSTS - 11.99%
American Tower Corp.	35,312	5,082,456
Brookfield Asset Management, Inc. - Class A (a)	64,495	2,676,543
CyrusOne, Inc.	74,692	4,538,286
Physicians Realty Trust	60,628	1,083,422
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,516,844)		13,380,707

SHORT-TERM INVESTMENTS - 3.65%
Money Market Fund - 3.65%
Fidelity Institutional Government Portfolio - Institutional Class, 0.970% (b)	4,070,817	4,070,817
TOTAL SHORT-TERM INVESTMENTS (Cost $4,070,817)		4,070,817

Total Investments (Cost $73,408,270) - 100.44%		112,090,060
Liabilities in Excess of Other Assets - (0.44)%		(485,088)
TOTAL NET ASSETS - 100.00%		$111,604,972

Percentages are stated as a percent of net assets.

(a)	Foreign issued security.
(b)	Seven day yield as of November 30, 2017.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by AT Investment Advisers, Inc.

Footnotes to the Schedules of Investments
November 30, 2017 (Unaudited)

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Geneva Advisors Funds (the “Funds”) represent distinct series with their own investment objectives and policies within the Trust. The nvestment objective of the Geneva Advisors All Cap Growth Fund (the “All Cap Growth Fund”) is long-term capital appreciation. The investment objective of the Geneva Advisors Equity Income Fund (the “Equity Income Fund”) is current income, with a secondary objective of modest capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund currently offers Class R shares and Class I shares. The two classes differ principally in their respective distribution expenses. Each class of shares has identical rights and privileges except with respect to the distribution expenses and voting rights on matters affecting a single share class. The All Cap Growth Fund commenced operations on September 28, 2007. The Equity Income Fund commenced operations on April 30, 2010. Costs incurred by each Fund in connection with the organization, registration and the initial public offering of shares were paid by Geneva Advisors, LLC, the Funds’ predecessor investment adviser. AT Investment Advisers, Inc. (the “Adviser”) currently serves as the Funds’ investment adviser pursuant to an interim investment advisory agreement (see Note 12). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, LLC. (“NASDAQ”) will be valued at their last sales price on that exchange on the date as of which assets are valued. If there has been no sale “Composite Market” (defined as the consolidation of the trade information provided by national and foreign securities exchanges and over-the-counter markets, as published by an approved pricing service (a “Pricing Service”) for the day such security is being valued).

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

If market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under fair value pricing procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board will regularly evaluate whether the Funds fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through application of such procedures by the Trust’s valuation committee.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and set out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of the valuation level for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of November 30, 2017:

Geneva Advisors All Cap Growth Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock(1)	$149,376,078	$-	$-	$149,376,078
Real Estate Investment Trusts	4,526,836	-	-	4,526,836
Total Equity	153,902,914	-	-	153,902,914

Short-Term Investments	1,278,334	-	-	1,278,334
				-
Total Investment in Securities	$155,181,248	$-	$-	$155,181,248

Geneva Advisors Equity Income Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock(1)	$94,638,536	$-	$-	$94,638,536
Real Estate Investment Trusts	13,380,707	-	-	13,380,707
Total Equity	108,019,243	-	-	108,019,243

Short-Term Investments	4,070,817	-	-	4,070,817

Total Investment in Securities	$112,090,060	$-	$-	$112,090,060

(1) See the Schedule of Investments for industry classifications

It is the Funds’ policy to record transfers between levels at the end of the financial reporting period. There were no transfers between levels for the Funds for the period ended November 30, 2017.

The Funds did not hold any Level 3 securities throughout the year. The Funds did not hold any derivative instruments throughout the year.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust Professional Managers

By (Signature and Title) /s/ John Buckel
John Buckel, President

Date  January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
John Buckel, President

Date January 25, 2018

By (Signature and Title)* /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date January 25, 2018

* Print the name and title of each signing officer under his or her signature.